SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2016
Accounting Policies [Abstract]
Use of estimates
a. Use of estimates
The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates, judgments and assumptions that affect the reported amounts of assets and liabilities, and disclose contingent liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the years reported. Actual results could differ from those estimates.
On an on-going basis, management evaluates its estimates, judgments and assumptions. The most significant estimates and assumptions relate to employee compensation in connection with equity awards, realizability of deferred tax assets, provision for uncertain tax positions and contingencies.

Functional currency
b. Functional currency
Most of the revenues of the Company and its subsidiaries are derived in the United States dollar (the “Dollar”). Most purchases of materials and components are also made in Dollars. The Company’s management believes that the currency of the primary economic environment in which the Company and its subsidiaries operate is the Dollar.
Thus, the Dollar is the functional and reporting currency of the Company and its subsidiaries. Accordingly, transactions in currencies other than the Dollar are measured and recorded in the functional currency using the exchange rate in effect at the date of the transaction. At the balance sheet date, monetary assets and liabilities that are denominated in currencies other than the Dollar are measured using the official exchange rate at the balance sheet date. The effects of foreign currency re-measurements are recorded in the consolidated statements of operations as “financial income (expenses), net.”

Principles of consolidation
c. Principles of consolidation
The consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries. Intercompany balances and transactions, including profits from intercompany sales not yet realized outside the Company, have been eliminated upon consolidation.

Cash and cash equivalents
d. Cash and cash equivalents
Cash equivalents are short-term unrestricted highly liquid investments that are readily convertible to cash and with original maturities of three months or less at acquisition.

Restricted bank deposits
e. Restricted bank deposits
Restricted bank deposits are deposits with maturities of more than three months but less than one year. Such short-term deposits are stated at cost which approximates market values. Short-term restricted bank deposits include approximately $3.2 million and $3.1 million as of December 31, 2016 and 2015, respectively. These deposits serve as collateral for bank guarantees, and are included in other current assets in the consolidated balance sheets.

Marketable securities
f. Marketable securities
The Company accounts for investments in marketable debt securities in accordance with ACS 320, “Investments — Debt and Equity Securities.” Management determines the appropriate classification of its investments in debt securities at the time of purchase and reevaluates such determinations at each balance sheet date.
The Company classifies its investments in marketable debt securities as available-for-sale. Accordingly, these securities are carried at fair value with unrealized gains and losses reported in accumulated other comprehensive income (loss) (“OCI”). Realized gains and losses on sales of these investments are derived using the specific identification method for determining the cost of securities and are included in the consolidated statements of operations as “financial income (expenses), net”.
The amortized cost of debt securities is adjusted for amortization of premiums and accretion of discounts to maturity. Interest and amortization and accretion of premiums and discounts on debt securities are recorded as interest income.
Investments with original maturities of less than one year from the balance sheet date, or investments that the Company intends to sell within one year, are classified as current assets, while all other securities are classified as non-current assets. The majority of the investments are classified as non-current as they have stated maturities of more than one year from the balance sheet date. However, management believes that these investments are liquid and generally available to meet short-term needs, if required.
The Company recognizes an impairment charge when a decline in the fair value of its investments in debt securities below the cost basis of such securities is judged to be other-than-temporary. Factors considered in making such a determination include the duration and severity of the impairment, the reason for the decline in value, the potential recovery period and the Company’s intent to sell, including whether it is more likely than not that the Company will be required to sell the investment before recovery of cost basis.
An other-than-temporary impairment has occurred if the Company does not expect to recover the amortized cost basis of the debt security. If the Company does not intend to sell the impaired debt security, and it is not more likely than not it will be required to sell the debt security before the recovery of its amortized cost basis, the amount of the other-than-temporary impairment recognized is limited to the portion attributed to the credit loss. The remaining portion of the unrealized loss related to other factors is recognized in other comprehensive income (loss). A decline in value that is considered as other than temporary is included in the consolidated statements of operations as “financial income (expenses), net”.

Risk factors
g. Risk factors
Concentration of credit risk
Financial instruments that potentially subject the Company to concentration of credit risk consist principally of cash and cash equivalents which include short-term deposits, marketable securities and trade account receivables.
The majority of the Company’s cash and cash equivalents are invested in major banks domiciled in Israel and the U.S. Generally, these cash equivalents may be redeemed upon demand. Short term bank deposits (included in cash and cash equivalent) are held in financial institutions with high credit standing. Accordingly, management believes that these bank deposits have minimal credit risk.
The Company’s marketable securities include investments in government debentures and corporate debentures including financial institutions debentures. Marketable securities owned by the Company are deposited with major financial institutions, located in the United States and Europe. The credit risk associated with the Company’s marketable securities portfolio is minimal as the Company invests in diverse portfolio of highly-rated securities and the Company’s investment policy requires an average rating of at least A+, as determined by S&P, of the Company’s marketable securities portfolio and limits the amount that the Company may invest with any one type of investment or issuer (except for bonds issued by the U.S. government).
As of December 31, 2016, 55% of the Company’s marketable securities portfolio was invested in debt securities of corporations, 39% in debt securities of financial institutions and 6% in debt securities of governmental institutions. From a geographic perspective, 68% of the Company’s marketable securities portfolio was invested in debt securities of North American issuers, 18% was invested in debt securities of European issuers and 14% was invested in debt securities of issuers in other jurisdictions.
The Company’s account receivables are derived primarily from sales to companies in the automotive manufacturing industry located mainly in the United States and Europe. Concentration of credit risk with respect to account receivables is limited by credit limits, ongoing credit evaluation and account monitoring procedures. Credit is granted based on an evaluation of a customer’s financial condition and generally, collateral is not required. Trade accounts receivable are typically due from customers within 30 to 90 days. The Company performs ongoing credit evaluations of its customers and has not experienced any material losses in recent years. The Company establishes an allowance for doubtful accounts receivables by considering a number of factors, including the length of time accounts receivable are past due, the Company’s previous loss history from such customers and the customer’s current ability to pay its obligation to the Company. The allowance for doubtful accounts is determined with respect to specific debts that are doubtful of collection and netted against accounts receivable. Allowance for doubtful accounts amounted to $45 thousand and $50 thousand as of December 31, 2016 and 2015, respectively. The Company writes off accounts receivable when they are deemed uncollectible. For the years ended December 31, 2016, 2015 and 2014, the charge-offs and recoveries in relation to the allowance for doubtful accounts were insignificant. See note 12b for the Company’s major customers.
Dependence on a single supplier
The Company purchases all its SoC from a single supplier. Any issues that occur and persist in connection with the manufacture, delivery, quality or cost of the assembly and testing of inventory could have a material adverse effect on the Company’s business and financial condition. The purchase agreement with the supplier expires on December 31, 2022.

Fair value measurement
h. Fair value measurement
The Company measures fair value and discloses fair value measurements for financial assets and liabilities. Fair value represents the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
Consistent with ASC 820, “Fair Value Measurement” the Company follows a three-tier fair value hierarchy as a basis for considering the assumptions and for inputs used in the valuation methodologies in measuring fair value:
Level 1: Quoted prices (unadjusted) in active markets that are accessible at the measurement date for identical assets or liabilities. The fair value hierarchy gives the highest priority to Level 1 inputs.
Level 2: Observable prices that are based on inputs not quoted on active markets, but corroborated by market data or active market data for similar but not identical assets or liabilities.
Level 3: Unobservable inputs are used when little or no market data is available. The fair value hierarchy gives the lowest priority to Level 3 inputs.
In determining fair value, the Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs to the extent possible and considers credit risk in its assessment of fair value.

Inventories
i. Inventories
The Inventories are stated at the lower of cost and net realizable value. Cost of raw materials, purchased products and work in progress is computed using standard cost, which approximates average cost. Cost of finished products, with the addition of subcontracting and overhead costs, is computed using standard cost which approximates average cost. The Company analyzes and adjusts excess and obsolete inventories primarily based on future demand and market conditions. Once written-down, a new lower cost basis for that inventory is established.

Property and equipment
j. Property and equipment
Property and equipment are recorded at cost and depreciated over their estimated useful lives using the straight-line method.
Annual rates of depreciation are as follows:
%
Computers, electronic equipment and software (mainly 33%)	15 – 33
Vehicles	15
Office furniture and equipment	7
Equipment	33
Leasehold improvements are amortized by the straight-line method over the shorter of the term of the lease and estimated useful life of the improvements.

Impairment of long-lived assets
k. Impairment of long-lived assets
Long-lived assets held and used by the Company are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of the assets may not be recoverable. In the event that the sum of the expected future undiscounted cash flows expected to be generated by the long-lived assets is less than the carrying amount of such assets, an impairment charge would be recognized and the assets would be written down to their estimated fair values. During the years 2016, 2015 and 2014, no impairment indicators have been identified.

Research and development, net
l. Research and development, net
Research and development expenses are expensed as incurred, and consist primarily of personnel, facilities, equipment and supplies for research and development activities.
The Company occasionally enters into best-efforts nonrefundable “Non-Recurring Engineering” (“NRE”) arrangements pursuant to which the Company is reimbursed for a portion of the research and development expenses attributable to specific development programs. The Company does not receive any additional compensation or royalties upon completion of such projects and the potential customer does not commit to purchase the resulting product in the future. The participation reimbursement received by the Company does not depend on whether there are future benefits from the project. All intellectual property generated from these arrangements are exclusively owned by the Company.
Participations in expenses for research and development projects are recognized on the basis of the costs incurred and are netted against research and development expenses in the statement of operations. Research and development reimbursements of  $13,533 thousand, $12,615 thousand and $9,884 thousand were offset against research and development costs in the years ended in December 31, 2016, 2015 and 2014, respectively.

Comprehensive income (loss)
m. Comprehensive income (loss)
Comprehensive income (loss) consists of net income (loss) and other gains and losses affecting equity that under US GAAP are excluded from net income (loss). For the Company, such items consist of unrealized gains and losses on available-for-sale securities.

Revenue recognition
n. Revenue recognition
The Company recognizes revenue from sales of its products provided that (i) persuasive evidence of an arrangement exists, (ii) delivery has occurred, (iii) the price is fixed or determinable and (iv) collectability is reasonably assured. Delivery occurs upon transfer of title and all risks and rewards of ownership to the customer, which is generally upon shipment.
Substantially all of the Company’s contracts do not include rights of return or acceptance provisions.
Revenue from sales of products to resellers and distributors occurs upon delivery of products to the resellers and distributors, assuming all other revenue recognition criteria are met. The Company does not offer resellers and distributors any return rights, price protection or other similar rights.

Shipping and handling costs	o. Shipping and handling costs: Shipping and handling costs are included in cost of revenues.
Advertising expenses
p. Advertising expenses
Advertising expenses are charged to the statement of operations as incurred. Advertising expenses for the years ended December 31, 2016, 2015 and 2014 amounted to $1,455 thousand, $1,904 thousand and $973 thousand, respectively.

Share-based compensation
q. Share-based compensation
Equity awards granted to employees and directors are accounted for using the estimated grant date fair value. The Company estimates the fair value of employee stock options at the date of grant using a Black-Scholes option pricing model and values restricted stock units (“RSUs”) based on the market value of the underlying shares at the date of grant. The fair value of share-based payment transactions is recognized as an expense over the requisite service period, net of estimated forfeitures. Until December 31, 2015, the Company estimated forfeitures based on historical experience and anticipated future conditions. The Company has elected to early adopt the guidance related to share-based compensation accounting as of January 1, 2016, and as of that date has elected to recognize forfeitures as they occur. See also note 2w.
The Company elected to recognize compensation cost for awards that have a graded vesting schedule using the accelerated multiple-option approach.
Equity awards granted to non-employees are re-measured at each reporting period at fair value until they have vested. The fair value of equity awards is charged to the statement of operations over the service period.

Taxes on income
r. Taxes on income
Deferred taxes are determined utilizing the asset and liability method, which is based on the estimated future tax effects of the differences between the financial accounting and tax bases of assets and liabilities under the applicable tax laws. Deferred tax balances are computed using the tax rates expected to be in effect when those differences reverse. A valuation allowance in respect of deferred tax assets is provided if, based upon the weight of available evidence, it is more likely than not that some or all of the deferred tax assets will not be realized. In the determination of the appropriate valuation allowances, the Company considers future reversals of existing taxable temporary differences, the most recent projections of future business results, prior earnings history, carryback and carryforward and prudent tax strategies that may enhance the likelihood of realization of a deferred tax asset. Deferred tax liabilities and assets are classified as noncurrent in our consolidated balance sheets.
Results for tax purposes for the Israeli subsidiary were measured in NIS until January 1, 2015. The Company has not provided deferred income taxes on the differences resulted from changes in exchange rate and indexation. As of January 1, 2015 results for tax purposes for the Israeli subsidiary were measured in US Dollars (see also Note 9).
The Company follows a two-step approach to recognizing and measuring uncertain tax positions. The first step is to evaluate the tax position for recognition by determining if the weight of available evidence indicates that it is more likely than not that the position will be sustained on audit. The second step is to measure the tax benefit as the largest amount that is more than 50% likely of being realized upon ultimate resolution. Such liabilities are classified as long-term, unless the liability is expected to be settled in cash within twelve months from the balance sheet date. The Company’s policy is to include interest and penalties related to unrecognized tax benefits within income tax expense and exchange rate differences within financial income (expenses), net.

Provision for warranty
s. Provision for warranty
The Company provides warranties for its products, which vary with respect to each contract and in accordance with the nature of each specific product, for terms of one to three years. The Company estimates the costs that may be incurred under its warranty and records a liability in the amount of such costs at the time revenues are recognized. The Company periodically assesses the adequacy of its recorded warranty liabilities and adjusts the amounts as necessary.
Provision for warranty as of December 31, 2016 and 2015, was $816 thousand and $558 thousand, respectively. Provision for warranty is included in other current liabilities in the balance sheet. Warranty expenses for the years ended December 31, 2016, 2015 and 2014 were immaterial.

Contingencies
t. Contingencies
The Company is currently involved in some commercial claims in the ordinary course of business. The Company reviews the status of each matter and assesses its potential financial exposure. If the potential loss from any claim or legal proceeding is considered probable and the amount can be reasonably estimated, the Company accrues a liability for the estimated loss. When accruing these costs, the Company recognizes an accrual in the amount within a range of loss that is the best estimate within the range. When no amount within the range is a better estimate than any other amount, the Company accrues for the minimum amount within the range. No material amounts for contingencies were accrued as of December 31, 2016 and 2015. Legal fees are expensed as incurred.

Basic and diluted net profit (loss) per share
u. Basic and diluted net profit (loss) per share
Basic earnings (losses) per share are computed by dividing net income or loss applicable to ordinary shareholders by the weighted average number of Class A ordinary shares outstanding for each period prior to the Company’s IPO and by the weighted-average number of ordinary shares for the periods commencing the Company’s IPO.
Diluted earnings (losses) per share are calculated by dividing net income or loss applicable to ordinary shareholders by the weighted-average number of Class A ordinary shares outstanding during each period prior to the Company’s IPO and by the weighted-average number of ordinary shares for the periods commencing after the Company’s IPO, plus the effect of dilutive outstanding equity-based awards which is calculated using the treasury stock method.
Basic and diluted earnings (losses) per share are presented in conformity with the two-class method required for participating securities for the periods prior to their conversion upon the Company’s IPO in August 2014, when all classes of shares were converted to ordinary shares.
Under the two-class method, the earnings per share for each class of shares are calculated assuming 100% of the Company’s earnings are distributed as dividends to each class of shares based on their contractual rights. In addition, since all classes other than Class A ordinary shares, did not participate in losses, for the year ended December 31, 2014 those shares are not included in the computation of basic loss per share.

Impact of recently issued accounting pronouncements
v. Impact of recently issued accounting pronouncements
In May 2014, the FASB issued ASU 2014-09, “Revenue from Contracts with Customers.” ASU 2014-09 supersedes the existing revenue recognition guidance and clarifies the principles for recognizing revenue. ASU 2014-09 applies to all contracts with customers and scopes out, inter alia, collaborative arrangements. The core principle of ASU 2014-09 is that an entity should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods and services
Other major provisions include capitalization of certain contract costs, consideration of the time value of money in the transaction price, and allowing estimates of variable consideration to be recognized before contingencies are resolved in certain circumstances. The guidance also requires enhanced disclosures regarding the nature, amount, timing and uncertainty of revenue and cash flows arising from an entity’s contracts with customers.
In August 2015, the FASB issued an update to ASU 2014-09 deferring the effective date for public entities to annual reporting periods beginning on or after December 15, 2017 (early adoption is permitted for the interim and annual periods beginning on or after December 15, 2016).
The Company has been closely monitoring FASB activity related to the new standard and related industry developments and established a cross-functional implementation team to evaluate its impact. Accordingly, the Company is reviewing its existing contracts and arrangements with customers and its current accounting policies and practices to identify potential differences that would result from applying the requirements of the new standard. In addition, the Company is in the process of identifying appropriate changes to its business processes, systems and controls to support recognition and disclosure under the new standard. The implementation team reports the findings and progress of the project to management and the Audit Committee on a frequent basis.
The Company is still in the process of evaluating the impacts of the new standard. Currently the Company anticipates there will be some changes in its revenue recognition practices for transactions that have variable consideration arrangements, where it will need to apply estimates to determine the amount of revenue to be recognized, before related contingencies are resolved.
In addition, the Company currently anticipates adopting the new standard at its effective date, i.e. January 1, 2018, using the modified retrospective method, and to present the cumulative adjustment in the financial statements as of that date. The Company will continue to monitor FASB activity and related industry developments and evaluate the impact of the new standard on its revenue recognition and disclosure policies and practices.
In January 2016, the FASB issued ASU 2016-01, “Financial Instruments — Overall — Recognition and Measurement of Financial Assets and Financial Liabilities.” This new standard requires, among other things, that entities measure equity investments (except those accounted for under the equity method of accounting or those that result in consolidation of the investee) at fair value, with changes in fair value recognized in net income. Under ASU 2016-01, entities will no longer be able to recognize unrealized holding gains and losses on equity securities classified today as available for sale in other comprehensive income and they will no longer be able to use the cost method of accounting for equity securities that do not have readily determinable fair values. This new standard does not change the guidance for classifying and measuring investments in debt securities and loans. ASU 2016-01 is effective for reporting periods beginning after December 15, 2017. The Company is currently evaluating the effect of the adoption of this ASU on its consolidated financial statements.
In February 2016, the FASB issued ASU 2016-02 “Leases,” which is a comprehensive new lease standard that changes the accounting for leases and includes a requirement to record most leases on the consolidated balance sheet as assets and liabilities. This update is effective for reporting periods beginning after December 15, 2018. Early application is permitted. The Company is also evaluating the effect of the adoption of this ASU on its consolidated financial statements.
In June 2016, the FASB issued ASU 2016-13, “Financial Instruments — credit losses” requiring measurement and recognition of expected credit losses on certain types of financial instruments. It also modifies the impairment model for available for sale debt securities and provides for a simplified accounting model for purchased financial assets with credit deterioration since their origination. This standard is effective for reporting periods beginning after December 15, 2019. Early application is permitted for reporting periods beginning after December 15, 2018. The Company is currently evaluating the effect of the adoption of this ASU on its consolidated financial statements.
In August 2016, the FASB issued ASU 2016-15, “Statement of Cash Flows: Classification of Certain Cash Receipts and Cash Payments” to address diversity in practice in how certain cash receipts and cash payments are presented and classified in the statement of cash flows. The guidance is effective for financial statements issued for annual periods beginning after December 15, 2017, including interim periods within those fiscal years. The Company does not anticipate this standard to have a material effect on its consolidated financial statements.
In November 2016, the FASB issued ASU 2016-18, “Statement of cash flows — restricted cash” requiring that the reconciliation of the beginning of period and end of period amounts shown in the statement of cash flows will include restricted cash and cash equivalents. The ASU also requires to reconcile the amounts presented on the statement of cash flows to the amounts presented on the balance sheet and to disclose the nature of the restrictions. This standard is effective for reporting periods beginning after December 15, 2017. Early application is permitted. The Company is evaluating the impact of this ASU on its consolidated financial statements.

Adoption of new Accounting Standard
w. Adoption of new Accounting Standard
In March 2016, the FASB issued ASU No. 2016-09, “Improvements to Employee Share-Based Payment Accounting.” ASU 2016-09 is aimed to simplifying the accounting for share-based payment transactions. Included in the update are modifications to the accounting for income taxes upon vesting or settlement of awards, employer tax withholding on share-based compensation and financial statements presentation of excess tax benefits. The guidance also provides an accounting policy election to account for forfeitures as they occur. As permitted by ASU 2016-09, the Company early-adopted this standard in the first quarter of 2016. Upon the adoption of the standard the Company has elected to recognize forfeitures as they occur in order to determine the expense to be recognized in each period. The standard also requires reflecting any adjustments as of the beginning of the fiscal year that includes that interim period of adoption. The Company didn’t have any adjustment on retained earnings upon the adoption of ASU 2016-09 that relates to income taxes and statutory withholding tax requirements and neither had an effect on its cash flow statements presentation.